Dividends - Summary of Interim Financial Reporting (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of dividends [line items]
Dividend per share (pence)	£ 80	£ 80	£ 80
Total dividend	£ 3,984	£ 3,966	£ 3,940
First interim [member]
Disclosure of dividends [line items]
Paid	Jul. 09, 2020	Jul. 11, 2019	Jul. 12, 2018
Dividend per share (pence)	£ 19	£ 19	£ 19
Total dividend	£ 946	£ 940	£ 934
Second interim [member]
Disclosure of dividends [line items]
Paid	Oct. 08, 2020	Oct. 10, 2019	Oct. 11, 2018
Dividend per share (pence)	£ 19	£ 19	£ 19
Total dividend	£ 946	£ 941	£ 934
Third interim [member]
Disclosure of dividends [line items]
Paid	Jan. 14, 2021	Jan. 09, 2020	Jan. 10, 2019
Dividend per share (pence)	£ 19	£ 19	£ 19
Total dividend	£ 946	£ 941	£ 935
Fourth interim [member]
Disclosure of dividends [line items]
Paid	Apr. 08, 2021	Apr. 09, 2020	Apr. 11, 2019
Dividend per share (pence)	£ 23	£ 23	£ 23
Total dividend	£ 1,146	£ 1,144	£ 1,137